Description of Business (Details Narrative)	0 Months Ended	9 Months Ended
	Sep. 21, 2012	Sep. 30, 2013
Exchange agreement, shares issued to Echo members	52,500,000	52,500,000
Exchange agreement, percentage of shares given	100.00%
Exchange agreement, shares received, percentage of total issued and outstanding	70.00%	70.00%